CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,026,188	$ 140,587	¥ 206,405
Restricted cash	141,292	19,357	18,922
Short-term deposits	115,014	15,757	177,268
Short-term investments	72,500	9,932	18,505
Other receivables from related parties (net of allowance of nil and RMB 1) as of December 31, 2023 and December 31, 2024, respectively)	11,234	1,539	100
Inventories, net	112,325	15,388	157,303
Prepaid expenses and other current assets	71,363	9,777	101,319
Assets held for sale - current portion			1,561,679
Total current assets	2,165,242	296,636	2,282,702
Non-current assets
Prepaid expenses and other non-current assets	18,053	2,473	10,535
Property, plant and equipment, net	315,309	43,197	307,226
Deferred tax assets	9,698	1,329	4,925
Intangible assets, net	8,524	1,168	10,901
Right-of-use assets, net	3,382	463	4,959
Land use rights, net	57,904	7,933	59,177
Long-term investment	7,588	1,040	3,538
Assets held for sale - non-current portion			70,425
Total non-current assets	420,458	57,603	471,686
Total assets	2,585,700	354,239	2,754,388
Current liabilities
Accounts and notes payable (including accounts and notes payable of the consolidated variable interest entities and their subsidiaries ("VIEs") without recourse to the Company of nil and RMB4,320 as of December 31, 2023 and 2024, respectively)	772,151	105,784	317,454
Advances from customers	11,537	1,581	29,833
Amount due to related parties	835	114	3,444
Accrued expenses and other liabilities (including accrued expenses and other liabilities of the consolidated VIEs without recourse to the Company of RMB20,784 and RMB1,046 as of December 31, 2023 and 2024, respectively)	168,127	23,033	170,814
Short-term borrowing	50,000	6,850
Income tax payables	9,736	1,334	1,648
Lease liabilities due within one year	2,037	279	2,387
Long-term borrowing-current portion	29,300	4,014	28,029
Liabilities held for sale - current portion			712,962
Total current liabilities	1,043,723	142,989	1,266,571
Non-current liabilities
Accrued expenses and other liabilities - non-current portion	14,492	1,985
Long-term borrowing	75,945	10,404	128,701
Lease liabilities	1,783	244	2,713
Liabilities held for sale - non-current portion			12,766
Total non-current liabilities	92,220	12,633	144,180
Total liabilities	1,135,943	155,622	1,410,751
Commitments and contingencies (Note 23)
Shareholders' equity
Treasury stock	(85,426)	(11,703)	(81,143)
Additional paid-in capital	1,374,451	188,299	1,353,634
Retained earnings	153,125	20,978	89,711
Accumulated other comprehensive (loss) income	2,279	313	(14,328)
Total equity attributable to shareholders of the Company	1,444,441	197,889	1,347,886
Non-controlling interests	5,316	728	(4,249)
Total shareholders' equity	1,449,757	198,617	1,343,637
Total liabilities and shareholders' equity	2,585,700	354,239	2,754,388
Class A ordinary shares
Shareholders' equity
Ordinary shares, value	6	1	6
Class B ordinary shares
Shareholders' equity
Ordinary shares, value	6	1	6
Third parties
Current assets
Accounts receivable	24,105	3,302	36,836
Related party
Current assets
Accounts receivable	591,221	$ 80,997	4,365
Current liabilities
Amount due to related parties	¥ 835		¥ 3,444